Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Magna International Inc.
Entity Central Index Key	0000749098
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	285,932,016
Title of 12(b) Security	Common Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity File Number	001-11444
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	337 Magna Drive
Entity Address, State or Province	ON
Entity Address, City or Town	Aurora
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4G 7K1
City Area Code	905
Local Phone Number	726-2462
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Toronto, Canada
Amendment Description	This Amendment No. 1 on Form 40-F/A amends Magna International Inc. (the “Company”)’s Annual Report on Form 40-F for the year ended December 31, 2022, originally filed with the U.S. Securities and Exchange Commission (the “SEC” or the “Commission”) on March 31, 2023 (the “Original Filing”). The Company is filing this Amendment No. 1 to amend the risk factor on page 21 titled “Evolving Counterparty Risk Profile” of the Annual Information Form dated March 30, 2023 filed with the Original Filing with the following corrected version consistent with the equivalent risk factor in the Company’s Management’s Discussion and Analysis of Results of Operations and Financial Position for the year ended December 31, 2022, included as Exhibit 3 of our Annual Report on Form 40-F: • Evolving Counterparty Risk Profile: Conducting business with newer EV-focused OEMs continues to alter the risk profile of our business and poses incremental risks and challenges compared to our traditional customers, including as a result of: their relatively short operating histories; limited financial, liquidity/capital or other resources; less mature product development and validation processes; uncertain market acceptance of their products/services; and untested business models. These factors may elevate our counterparty risks in dealing with such OEMs, particularly with respect to recovery of: pre-production (including tooling, engineering, and launch) and production receivables; inventory; fixed assets and capitalized pre-production expenditures; as well as other third party obligations related to such items. As at December 31, 2022, our balance sheet exposure related to these factors was approximately $400 million, the majority of which related to Fisker. In some cases, we may hold a minority equity position in such companies which involves a high degree of risk, including those discussed above under “Investments in Mobility and Technology Companies”. The inability of newer EV-focused OEMs to achieve commercial success, or the bankruptcy or insolvency of any such OEM with which we conduct business, could result in us incurring material cash and impairment charges, which could have a material adverse effect on our financial condition. Except as described above, no other changes have been made to the Original Filing. The Original Filing continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred at a date subsequent to the filing of the Original Filing other than as expressly indicated in this Amendment No. 1. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s other SEC filings.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 200
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	299-5600